Document and Entity Information	12 Months Ended
Dec. 31, 2023 shares
Document Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41722
Entity Registrant Name	Metals Acquisition Ltd
Entity Incorporation, State or Country Code	Y9
Entity Address, Address Line One	3rd Floor, 44 Esplanade
Entity Address, City or Town	St. Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE4 9WG
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Common Stock, Shares Outstanding	50,236,544
Entity Central Index Key	0001950246
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Amendment Flag	false
Auditor Name	Ernst & Young LLP
Auditor Location	Toronto, Canada
Auditor Firm ID	1263
Ordinary Shares
Document Information
Title of 12(b) Security	Ordinary Shares, $0.0001 par value per share
Trading Symbol	MTAL
Security Exchange Name	NYSE
Warrants
Document Information
Title of 12(b) Security	Warrants, each exercisable for one Ordinary Share
Trading Symbol	MTAL.WS
Security Exchange Name	NYSE
Business Contact
Document Information
Contact Personnel Name	Michael James McMullen
Entity Address, Address Line One	3rd Floor, 44 Esplanade
Entity Address, City or Town	St. Helier
Entity Address, Country	JE
Entity Address, Postal Zip Code	JE4 9WG
City Area Code	44
Local Phone Number	1534 514 000